Annual Total Returns[BarChart] - Vanguard Diversified Equity Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.01%)	17.48%	35.37%	11.08%	0.73%	8.47%	22.70%	(5.39%)	31.45%	28.98%